RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
RECEIVABLES

Trade receivables are non-interest-bearing and are generally on terms of 30 to 90 days.

	December 31, 2018	December 31, 2017	December 31, 2016
Input tax recoverable	$36,399	$10,562	$1,388
Trade receivable	-	24,091	90,177
	$36,399	$34,653	$91,565

During the year ended December 31, 2018, the Company wrote-off $21,004 (2017 - $61,202, 2016 - $Nil) of trade receivables which are no longer expected to be recovered.